TRADING ASSETS AND LIABILITIES - Investments in debt securities at fair value (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trading Assets And Liabilities [Line Items]
Investments in debt securities at fair value through profit or loss	$ 3,762,978	$ 2,650,536
Held for trading debt securities
Disclosure Of Trading Assets And Liabilities [Line Items]
Investments in debt securities at fair value through profit or loss	3,762,978	2,650,536
Held for trading debt securities | Securities issued or secured by Colombian Government
Disclosure Of Trading Assets And Liabilities [Line Items]
Investments in debt securities at fair value through profit or loss	2,270,642	1,231,219
Held for trading debt securities | Securities issued by other of the Colombian Government entities
Disclosure Of Trading Assets And Liabilities [Line Items]
Investments in debt securities at fair value through profit or loss	128,546	70,064
Held for trading debt securities | Securities issued by foreign Governments
Disclosure Of Trading Assets And Liabilities [Line Items]
Investments in debt securities at fair value through profit or loss	98,155	92,931
Held for trading debt securities | Securities issued by central banks
Disclosure Of Trading Assets And Liabilities [Line Items]
Investments in debt securities at fair value through profit or loss	12,914	34,095
Held for trading debt securities | Securities issued or secured by other financial entities
Disclosure Of Trading Assets And Liabilities [Line Items]
Investments in debt securities at fair value through profit or loss	1,218,751	1,137,525
Held for trading debt securities | Securities issued by non-financial sector entities
Disclosure Of Trading Assets And Liabilities [Line Items]
Investments in debt securities at fair value through profit or loss	29,122	17,869
Held for trading debt securities | Others
Disclosure Of Trading Assets And Liabilities [Line Items]
Investments in debt securities at fair value through profit or loss	$ 4,848	$ 66,833